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Form 13F Report for the Calendar Year or Quarter Ended: 3/31/2006

Check here if Amendment [ ]; Amendment Number: ____

     This Amendment (check only one): [ ] is a restatement
                                      [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    Horizon Bancorp
Address: 515 Franklin Square
         Michigan City, IN 46360

Form 13F File Number 28-6479

Person Signing this Report on Behalf of Reporting Manager:

Name:  James H. Foglesong
Title: Chief Financial Officer
Phone: 219-873-2608

Signature, Place, and Date of Signing:


/s/ James H. Foglesong,                 Michigan City, IN
-------------------------------------   Place
Chief Financial Officer

5/11/2006
Date

Report Type (check only one): [X] 13F Holdings Report
                              [ ] 13F Notice
                              [ ] 13F Combination Report

List of Other Managers Reporting for this Manager: Horizon Trust & Investment
                                                   Management

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
Report Summary:

Number of Other Included Managers:                                            1

Form 13F Information Table Entry Total:                                      46

Form 13F Information Table Value Total:                             $40,206,213

List of Other Included Managers:          Horizon Trust & Investment Management

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
                                                                     INVESTMENT DIRECTION (6)
                                                                     ------------------------   OTHER      VOTING AUTHORITY (8)
                           TYPE                           SHARES/PV           SHARED-  SHARED  MANAGERS  ------------------------
   NAME OF ISSUER (1)       (2)   CUSIP (3)   MARKET (4)     (5)       SOLE   DEFINED  -OTHER     (7)      SOLE   SHARED    NONE
   ------------------     ------  ---------  -----------  ---------  -------  -------  ------  --------  -------  ------  -------
Abbott Laboratories       Equity  002824100       375732      8847         0     8847     0                  323      0      8524
Aberdeen Asia-Pac Income
   Fund                   Equity  003009107        59400     10000         0    10000     0                    0      0     10000
Alltel Corp               Equity  020039103      1134550     17522      8395     9127     0                 4944      0     12578
Altria Group, Inc.        Equity  02209S103       899072     12688         0    12688     0                 1400      0     11288
American Express Company  Equity  025816109       689298     13117       210    12907     0                    0      0     13117
Ametek Inc                Equity  031100100       719360     16000         0    16000     0                    0      0     16000
Amgen Inc                 Equity  031162100       828695     11391      5636     5755     0                 2954      0      8437
Apache Corp               Equity  037411105       888185     13558      6470     7088     0                 3563      0      9995
BP Amoco PLC, ADR's       Equity  055622104      2056480     29830         0    29830     0                 1775      0     28055
Bank America Corp         Equity  060505104      1329085     29185     11635    17550     0                 7175      0     22010
Berkshire Hathaway Inc
   Del Cl A               Equity  084670108       361400         4         0        4     0                    0      0         4
Berkshire Hathaway, Inc.
   Cl B                   Equity  084670207       539148       179        20      159     0                    2      0       177
Cendant Corp.             Equity  151313103       745373     42961     21139    21822     0                11653      0     31308
Chevron Corporation       Equity  166764100      1451743     25043     10294    14749     0                 6867      0     18176
DNP Select Income Fund
   Inc.                   Equity  23325P104       909808     87063       500    86563     0                 9250    600     77213
Du Pont DE Nemours        Equity  263534109       542441     12851      4722     8129     0                 3642      0      9209
Exxon Mobil Corp          Equity  30231G102       840111     13804         0    13804     0                 2000      0     11804
Fifth Third Bancorp       Equity  316773100       293862      7466         0     7466     0                    0      0      7466
General Electric Company  Equity  369604103      2001311     57542     19014    38528     0                19242      0     38300
Home Depot Incorporated   Equity  437076102      1232030     29126     13021    16105     0                 7671      0     21455
Hubbell Inc Cl B          Equity  443510201       280649      5475         0     5475     0                    0      0      5475
International Business
   Machines Corp          Equity  459200101      1039122     12600      5164     7436     0                 2902      0      9698
Ishares Goldman Sachs
   Tech I                 Equity  464287549      2111695     42695     20832    21863     0                12237      0     30458
Johnson & Johnson         Equity  478160104      1174037     19825      7453    12372     0                 7104      0     12721
L-3 Communications
   Holdings, Inc.         Equity  502424104      1124450     13107      6112     6995     0                 3805      0      9302
Laboratory Corp of Amer
   Hldgs                  Equity  50540R409       407255      6964      3564     3400     0                 2056      0      4908
Medtronic Inc             Equity  585055106       865338     17051      7977     9074     0                 4891      0     12160
Microsoft Corporation     Equity  594918104       899318     33051     15517    17534     0                 8450      0     24601
Moody's Corp              Equity  615369105       343008      4800         0     4800     0                    0      0      4800
N. Fork Bancorporation
   Inc                    Equity  659424105       977856     33918     17260    16658     0                10247      0     23671
Omnicom Group Inc         Equity  681919106       841907     10113      5174     4939     0                 2737      0      7376
Pepsico Inc               Equity  713448108      1015833     17578      7501    10077     0                 5992      0     11586
Pfizer Inc.               Equity  717081103       987480     39626     17177    22449     0                 9765      0     29861

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
Qualcomm Inc              Equity  747525103       533936     10550      4653     5897     0                 2871      0      7679
Royal Dutch Shell
   PLC-ADR A              Equity  780259206       324873      5218       306     4912     0                 1381      0      3837
Energy Select Sector
   SPDR                   Equity  81369Y506       482637      8872      4595     4277     0                 2636      0      6236
Utilities Select Sector
   SPDR                   Equity  81369Y886       882355     28620     14097    14523     0                 8400      0     20220
Starbucks Corp            Equity  855244109       939395     24964     11763    13201     0                 7003      0     17961
US Bancorp                Equity  902973304       869525     28509     15194    13315     0                 8168      0     20341
Vectren Corp              Equity  92240G101       236787      8976         0     8976     0                    0      0      8976
Wachovia Corp             Equity  929903102      1280294     22842     11159    11683     0                 6348      0     16494
Wal-Mart Stores Inc       Equity  931142103       889435     18828      8409    10419     0                 5055      0     13773
Walgreen CO               Equity  931422109      1248700     28952      9563    19389     0                 6032      0     22920
Wellpoint Inc             Equity  94973V107       268295      3465         0     3465     0                 1419      0      2046
Wells Fargo & CO New      Equity  949746101      1770796     27725     10037    17688     0                 7263      0     20462
Whirlpool Corp            Equity  963320106       514153      5621       105     5516     0                    0      0      5621
                                             -----------   -------   -------  -------   ---              -------    ---   -------
                                             $40,206,213   918,122   304,668  613,454     0              209,223    600   708,299
                                             ===========   =======   =======  =======   ===              =======    ===   =======